COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties, including vendors, customers, investors, and the Company’s directors and officers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. The Company is subject to claims or proceedings from time to time relating to the products and other aspects of its product operations. Management believes that these claims include usual obligations incurred in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Borrowings

The Company has borrowings that are primarily made under general agreements. Refer to “Note 11. Borrowings” for information about future debt payments.

Legal Matters

From time to time in the normal course of business, the Company may be a party to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended September 30, 2024, 2023, and 2022.

Lease Obligations

Operating Leases

The Company entered into non-cancellable operating lease agreements for corporate offices and recognized rent expenses on a straight-line basis over the term of the lease. None of the amounts disclosed below for these leases contain variable payments or residual value guarantees.

Operating lease cost included in selling, general and administrative expense in the Company’s statements of operations totaled ¥11.0 million, ¥10.4 million, and ¥9.1 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. Weighted-average discount rate was 3.25% and 1.55% as of September 30, 2024 and 2023, respectively. Weighted-average remaining lease term was 1.5 years and 1.2 years as of September 30, 2024 and 2023, respectively. Cash paid for amounts included in the measurement of lease liabilities for operating leases during the fiscal years ended September 30, 2024, 2023, and 2022 was ¥11.0 million, ¥10.4 million, and ¥9.1 million, respectively. Lease liabilities arising from obtaining right-of-use assets during the fiscal years ended September 30, 2024, 2023, and 2022 were ¥10.8 million, ¥10.4 million, and ¥11.0 million, respectively. The Company did not have any significant lease contracts that had not yet commenced at September 30, 2024.

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of September 30, 2024 and 2023:

	September 30,
	2024	2023
Right-of-use assets – non-current	¥11,726	¥11,589
Total operating lease assets	¥11,726	¥11,589

Operating lease liabilities – current	¥7,423	¥8,772
Operating lease liabilities – non-current	3,509	2,023
Total operating lease liabilities	¥10,932	¥10,795

The table below shows the future minimum payments under non-cancelable operating leases as of September 30, 2024 (in thousands):

Years Ending September 30,	Operating Leases
2025	¥7,639
2026	3,607
2027	-
2028	-
2029	-
Thereafter	-
Total	11,246
Less: lease amount representing interest	(314)
Present value of lease liabilities	¥10,932